MATERIAL ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill impairment with respect to the cash generating unit in Europe	$ 107,854
Goodwill impairment amount	$ 495
Vehicles [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Land and buildings [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years 6 months